Equity - Schedule of changes in retained earnings (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retained earnings, opening balance	€ 29,866,000,000	€ 28,339,000,000
Results for the year	2,329,000,000	4,001,000,000	€ 4,869,000,000
Dividends 30	(3,000,000)	(2,679,000,000)	(2,668,000,000)
Employee stock option and share plans	22,000,000	41,000,000	63,000,000
Retained earings, closing balance	32,149,000,000	29,866,000,000	28,339,000,000
Retained earnings [member]
Retained earnings, opening balance	29,866,000,000	28,339,000,000	27,022,000,000
Effect of changes in accounting policy due to the implementation of IFRS 9			(390,000,000)
Transfer to/from other reserves	108,000,000	418,000,000	(211,000,000)
Results for the year	2,156,000,000	3,723,000,000	4,601,000,000
Dividends 30	0	(2,650,000,000)	(2,607,000,000)
Employee stock option and share plans	11,000,000	13,000,000	19,000,000
Changes in composition of the group and other changes	6,000,000	23,000,000	(96,000,000)
Retained earings, closing balance	€ 32,149,000,000	€ 29,866,000,000	€ 28,339,000,000